Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the 2019 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at January 1, 2023	1,222	23,914	$1.11	$4,840
Option plan increase	—	—	$—	—
Options granted	(784)	784	$2.96	—
Options exercised	—	(425)	$1.00	—
Options forfeited or cancelled	786	(786)	$1.03	—
Balance at June 30, 2023	1,224	23,487	$1.06	$4,679
Exercisable at June 30, 2023		18,976	$0.78	$4,677

A summary of the 2019 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at January 1, 2022	3,014	21,886	$0.63	$5,392
Option plan increase	500	—	$—	—
Options granted	(3,490)	3,490	$3.86	—
Options exercised	—	(264)	$0.43	—
Options forfeited or cancelled	1,198	(1,198)	$0.41	—
Balance at December 31, 2022	1,222	23,914	$1.11	$4,840
Exercisable at December 31, 2022		17,112	$0.66	$4,670

Schedule of Outstanding Stock Options

Additional information regarding Calidi’s outstanding stock options is summarized below:

	Options Outstanding at June 30, 2023
Exercise Prices	Number of Shares (in thousands)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.20 – 0.25	9,649	3.67	$0.25
$0.75 – 1.00	8,359	6.97	$0.95
$1.01 – 1.67	1,322	8.25	$1.67
$2.96	4,157	9.09	$2.96
$0.20 – 2.96	23,487	7.29	$1.06

Additional information regarding Calidi’s outstanding stock options is summarized below:

	Options Outstanding at December 31, 2022
Exercise Prices	Number of Shares (in thousands)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.20 – 0.25	9,999	4.14	$0.25
$0.75 – 1.00	9,107	7.44	$0.94
$1.01 – 1.67	1,342	8.75	$1.67
$3.86 (see Note 15)	3,466	9.34	$3.86
$0.20 – 3.86	23,914	7.48	$1.11

Schedule of Stock-Based Compensation Expense

Calidi recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Six Months Ended June 30,
	2023	2022
Research and development	$596	$234
General and administrative	1,918	2,168
Total stock-based compensation expense	$2,514	$2,402

Calidi recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$747	$220
General and administrative	3,775	1,107
Total stock-based compensation expense	$4,522	$1,327

Schedule of Stock Options Valuation Assumptions
	Six Months Ended June 30,
	2023	2022
Expected life (in years)	5.87	6.01
Risk-free interest rates	3.73%	1.86%
Volatility	89.34%	88.45%
Dividend yield	0.0%	0.0%

	Year Ended December 31,
	2022	2021
Expected life (in years)	6.00	6.00
Risk-free interest rates	2.09%	1.32%
Volatility	88.35%	79.88%
Dividend yield	0.0%	0.0%